Revenue - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) customer	Jun. 30, 2024 USD ($) customer
Revenue and other operating income
Revenue	$ 119,911	$ 105,824	$ 216,934	$ 212,755
Grant received			$ 318	$ 565
Number of major customers | customer			0	0
Goods or services transferred over time
Revenue and other operating income
Revenue			$ 147,046	$ 158,862
Hero Wars
Revenue and other operating income
Percentage of group's total revenues			93.00%	90.00%